Submission	Nov. 05, 2025
Submission [Line Items]
Central Index Key	0000941713
Registrant Name	HIGHWOODS REALTY LTD PARTNERSHIP
Registration File Number	333-269624-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A